LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

	Interest rate	Issued date	Maturity date	2021	2020
				$	$
Credit facility and loans payable
Bankers’ acceptances				297,500	—
Fiduciary Network, LLC			December 15, 2024	146,986	—
				444,486	—
Debenture principal amount
$200 million	2.775%	November 25, 2016	November 25, 2021	—	203,805
$325 million	3.520%	July 20, 2018	July 20, 2023	—	323,944
$301 million	3.215%	July 22, 2019	July 22, 2024	300,257	348,454
$450 million	3.759%	May 26, 2020	May 26, 2025	448,278	447,829
$250 million	3.904%	September 27, 2017	September 27, 2027	249,032	248,891
$960 million USD	3.200%	December 17, 2020	December 17, 2030	1,207,689	883,193
$900 million USD	4.100%	June 2, 2021	June 15, 2051	1,126,296	—
				3,331,552	2,456,116
Long-term debt				3,776,038	2,456,116
Current portion of long-term debt				444,486	203,805
Interest paid on the debentures and notes is paid semi-annually. During the years ended December 31, 2021 and 2020, interest paid is as follows:

	Interest rate	Issued date	Maturity date	2021	2020
				$	$
Interest paid on debentures and notes
$450 million	2.645%	December 7, 2015	December 7, 2020	—	10,305
$200 million	2.775%	November 25, 2016	November 25, 2021	—	5,409
$325 million	3.520%	July 20, 2018	July 20, 2023	1,486	11,440
$301 million	3.215%	July 22, 2019	July 22, 2024	10,106	11,384
$450 million	3.759%	May 26, 2020	May 26, 2025	16,916	10,098
$250 million	3.904%	September 27, 2017	September 27, 2027	9,760	9,760
$960 million USD	3.200%	December 17, 2020	December 17, 2030	38,096	1,115
$900 million USD	4.100%	June 2, 2021	June 15, 2051	26,129	—
				102,493	59,511